FEDERAL HOME LOAN BANK STOCK	12 Months Ended
Jun. 30, 2021
FEDERAL HOME LOAN BANK (FHLB) STOCK [Abstract]
FEDERAL HOME LOAN BANK STOCK
10.	FEDERAL HOME LOAN BANK STOCK

We are a member of the Federal Home Loan Bank of Pittsburgh. The FHLB requires members to purchase and hold a specified minimum level of FHLB stock based upon their level of borrowings, collateral balances and participation in other programs offered by the FHLB. Stock in the FHLB is non-marketable and is redeemable at the discretion of the FHLB. Both cash and stock dividends on FHLB stock are reported as income. FHLB stock can only be purchased, redeemed and transferred at par value.

At June 30, 2021 and 2020, our FHLB stock totaled $6.0 million and $6.6 million, respectively, as shown on the consolidated balance sheets. We account for the stock in accordance with ASC 325, which requires the investment to be carried at cost and evaluated for impairment based on the ultimate recoverability of the par value. Due to the continued improvement of the FHLB’s financial performance and stability over the past several years, combined with regular quarterly dividends in 2021 and 2020, we believe our holdings in FHLB stock are ultimately recoverable at par value and, therefore, determined that the stock was not other-than-temporarily impaired.